FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 375	$ 340
Cash equivalents	335	668
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	0	104
Derivative financial liabilities	0	36
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
(Losses) gains on hedges of net investments in foreign operations, before tax	(71)	106	$ (19)
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	7	80
Derivative financial liabilities	4	19
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
(Losses) gains on hedges of net investments in foreign operations, before tax	(32)	74	$ 22
Fair value hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	35	0
Derivative financial liabilities	$ 35	$ 0